Consultancy and Professional Fees (Tables)	12 Months Ended
Dec. 31, 2023
Consultancy and Professional Fees [Abstract]
Schedule of Consultancy and Professional Fees
	2023	2022	2021
	USD	USD	USD

Audit fees	432,500	695,086	1,399,593
Legal fees	572,079	981,085	1,137,615
Consultancy fees	721,096	438,536	3,583,286
	1,725,675	2,114,707	6,120,494